Annual Fund Operating Expenses - Admiral - Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.06%